Derivatives - Summary of Derivative Contracts Maturity (Detail) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	R$ 20,000,000
Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	664,884,000,000	R$ 586,033,000,000
Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,094,378,000,000	940,844,000,000
Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,720,205,000,000	1,262,568,000,000
Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	5,134,000,000	2,341,000,000
Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	12,739,000,000	8,324,000,000
NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	295,508,000,000	225,355,000,000
Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	6,581,000,000	5,304,000,000
0-30 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	196,055,000,000	217,836,000,000
0-30 days [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	24,094,000,000	70,403,000,000
0-30 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	988,793,000,000	595,515,000,000
0-30 days [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	953,000,000	1,412,000,000
0-30 days [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	105,809,000,000	76,032,000,000
0-30 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	12,000,000	8,000,000
31-180 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	238,485,000,000	193,637,000,000
31-180 days [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	204,065,000,000	97,028,000,000
31-180 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	320,300,000,000	131,147,000,000
31-180 days [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	2,514,000,000	844,000,000
31-180 days [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	4,746,000,000	1,188,000,000
31-180 days [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	129,278,000,000	102,024,000,000
31-180 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	786,000,000	405,000,000
181-365 days [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	87,747,000,000	33,969,000,000
181-365 days [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	103,013,000,000	96,090,000,000
181-365 days [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	258,488,000,000	329,834,000,000
181-365 days [Member] | Forward [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	1,651,000,000	85,000,000
181-365 days [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	733,000,000	680,000,000
181-365 days [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	38,851,000,000	30,212,000,000
181-365 days [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	320,000,000	357,000,000
Non-current [Member] | Futures [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	142,597,000,000	140,591,000,000
Non-current [Member] | Swap [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	763,206,000,000	677,323,000,000
Non-current [Member] | Option contract [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	152,624,000,000	206,072,000,000
Non-current [Member] | Credit derivatives [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	7,260,000,000	6,456,000,000
Non-current [Member] | NDF [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	21,570,000,000	17,087,000,000
Non-current [Member] | Other derivative financial instruments [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Off-balance sheet - notional amount	R$ 5,463,000,000	R$ 4,534,000,000